Trade Receivables, Net Of Provisions (Change In Allowance For Doubtful Trade Receivables) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Trade Receivables, Net Of Provisions [Abstract]
Provision at beginning of period	$ 3,530		$ 2,606		$ 3,392
Expense for doubtful accounts			3,335		39
Discontinued operations			(2,567)		1,128
Other	(3,530)	[1]	156	[1]	(1,953)	[1]
Provision at the end of period			$ 3,530		$ 2,606

[1]	Other includes direct write offs and cash accounting for certain trade receivables.